Revenue	12 Months Ended
Dec. 31, 2022
Revenue.
Revenue

17. Revenue

The following table summarizes details of revenue recognized in the years ended December 31, 2022, 2021 and 2020 by collaboration agreement and by category of revenue: upfront payments, research and development service fees and equity consideration.

	2022	2021	2020

	(€ in thousands)
Up-front payments
Eli Lilly	3,041	581	—
Yarrow	191	252	—
R&D services
Eli Lilly	270	—	—
Yarrow	118	282	—
Equity consideration
Eli Lilly	369	71	—
Yarrow	48	168	—
	4,037	1,354	—

The table below summarizes the changes in current and non-current deferred revenue for the years ended December 31, 2022, 2021 and 2020.

	Eli Lilly	Yarrow

	(€ in thousands)
Balance at January 1, 2020 and 2021	—	—
Received or receivable
Upfront payment	17,651	419
R&D services	—	178
Equity consideration	2,144	225
Revenue recognition
Upfront payment	(581)	(252)
R&D services	—	(282)
Equity consideration	(71)	(168)
Foreign currency translation effects	—	(47)
Balance at January 1, 2022	19,143	73
Received or receivable
Upfront payment	56,254	—
R&D services	273	256
Equity consideration	(451)	—
Revenue recognition
Upfront payment	(3,041)	(191)
R&D services	(270)	(118)
Equity consideration	(369)	(48)
Foreign currency translation effects	1,238	28
Balance at December 31, 2022	72,777	—

Eli Lilly collaboration

In September 2021, the Company entered into a global licensing and research collaboration with Eli Lilly and Company (‘Lilly’) focused on the discovery, development, and commercialization of potential new medicines for genetic disorders in the liver and nervous system. ProQR and Lilly will use ProQR’s proprietary Axiomer® RNA editing platform to progress new drug targets toward clinical development and commercialization.

Under the terms of the agreement, ProQR received an upfront payment and equity consideration, and is eligible to receive milestone payments and royalties on the net sales of any resulting products. In September 2021, the Company issued 3,989,976 shares to Lilly, resulting in net proceeds of € 23,223,000. This amount included a price premium of € 2,144,000, which was determined to be part of the transaction price and as such was initially recognized as deferred revenue. An up-front payment of € 17,651,000 was received in October 2021.

With regard to its original collaboration with Lilly, the Company concluded as follows:

●	There is one single performance obligation under IFRS 15, which is the transfer of a license combined with the performance of research and development activities. The Company concluded that the license is not capable of being distinct and is not distinct in the context of the contract.
●	The transaction price of this agreement currently only includes fixed components, consisting of an up-front fee and an equity component. The agreement also contains variable components, but those are not yet included in the transaction price. Milestone payments will only be included to the extent that it is highly probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty associated with the milestones is subsequently resolved. Sales-based milestones and sales-based royalties will be included as the underlying sales occur.
●	The Company recognizes revenue over time, using an input method that estimates the satisfaction of the performance obligation as the percentage of labor hours incurred compared to the total estimated labor hours required to complete the promised services.

In December 2022, the Company and Lilly amended their research and collaboration agreement described above, which expanded the collaboration. Under the amended and restated research and collaboration agreement, Lilly will gain access to additional targets in the central nervous system and peripheral nervous system with ProQR’s Axiomer platform.

As described under Note 13, pursuant to the amended and restated agreement, the Company issued 9,381,586 shares to Lilly in December 2022, resulting in gross proceeds of $15,000,000 (€ 14,122,000). These shares were issued at a discount of $ 480,000 (€ 451,000), which is accounted for as a reduction of the transaction price. In February 2023, ProQR also received an upfront payment of $60,000,000 (€ 56,254,000), which was recognized under Other Receivables at December 31, 2022. Lilly has the ability to exercise an option to further expand the partnership for a consideration of $50,000,000. No revenue related to the amended and restated agreement was recognized in 2022.

With regard to the amended and restated research and collaboration agreement with Lilly, the Company concluded as follows:

●	There is one single performance obligation under IFRS 15, which is the transfer of a license combined with the performance of research and development activities. The Company concluded that the license is not capable of being distinct and is not distinct in the context of the contract.
●	The transaction price of this agreement currently only includes fixed components, consisting of an up-front fee and an equity component (discount). The agreement also contains variable components, but those are not yet included in the transaction price. Milestone payments will only be included to the extent that it is highly probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty associated with the milestones is subsequently resolved. Sales-based milestones and sales-based royalties will be included as the underlying sales occur.
●	The Company recognizes revenue over time, using an input method that estimates the satisfaction of the performance obligation as the percentage of labor hours incurred compared to the total estimated labor hours required to complete the promised services.

Yarrow Biotechnology collaboration

In May 2021, the Company entered into an exclusive worldwide license and discovery collaboration for an undisclosed target with Yarrow Biotechnology, Inc. (“Yarrow”). Under the terms of the agreement, ProQR received an upfront payment, equity consideration and reimbursement for ongoing R&D services. ProQR was also eligible to receive milestone payments and royalties on the net sales of any resulting products. In May 2021, ProQR received an up-front payment of € 419,000 and 8% of the shares of Yarrow’s common stock (see Note 8). In 2021, ProQR also received reimbursements for R&D services performed amounting to € 178,000.

With regard to its collaboration with Yarrow, the Company concluded as follows:

●	There is one single performance obligation under IFRS 15, which is the transfer of a license combined with the performance of research and development activities. The Company concluded that the license is not capable of being distinct and is not distinct in the context of the contract.
●	The transaction price of this agreement currently includes both fixed and variable components. The fixed part consists of an up-front fee and an equity component. The variable part consists of a cost reimbursement for research and development activities. The agreement also contains other variable parts, but those are not yet included in the transaction price. Milestone payments will only be included to the extent that it is highly probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty associated with the milestones is subsequently resolved. Sales-based milestones and sales-based royalties will be included as the underlying sales occur.
●	The Company recognizes revenue over time, using an input method that estimates the satisfaction of the performance obligation as the percentage of labor hours incurred compared to the total estimated labor hours required to complete the promised services.

The Yarrow collaboration was terminated in the third quarter of 2022.